Vessels, net	6 Months Ended
Jun. 30, 2024
Vessels, net [Abstract]
Vessels, net
4.	Vessels, net:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2023	409,264	(34,554)	374,710
— Depreciation	-	(6,673)	(6,673)
Balance, June 30, 2024	409,264	(41,227)	368,037

The Company’s vessel’s titles have been transferred to their respective financing banks under each respective vessel’s sale and leaseback agreement as a security.